UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2013
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        May 8, 2013
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        86
                                             ----------------------------

Form 13F Information Table Value Total:      $ 314,364
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

          March 31, 2013


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
AFC ENTERPRISES                 COM     00104q107        777     21,400  SH            Sole                      21,400
AMERICAN ELECTRIC POWER         COM     025537101      6,288    129,300  SH            Sole                     129,300
AMERICAN TOWER CORP             COM     03027x100      1,415     18,400  SH            Sole                      18,400
AMERICAN WOODMARK CORP.         COM     030506109        919     27,000  SH            Sole                      27,000
AUTONATION, INC.                COM     05329w102      3,404     77,800  SH            Sole                      77,800
BEACON ROOFING SUPPLY INC.      COM     073685109      1,705     44,100  SH            Sole                      44,100
BERKSHIRE HATHAWAY CL.B         COM     084670702      3,512     33,700  SH            Sole                      33,700
BLACKSTONE GROUP LP             COM     09253u108      7,764    392,525  SH            Sole                     392,525
BRUNSWICK CORP.                 COM     117043109      3,425    100,100  SH            Sole                     100,100
CHICAGO BRIDGE & IRON-NY SHR    COM     167250109      3,465     55,800  SH            Sole                      55,800
CITIGROUP INC. COM              COM     172967424      1,659     37,500  SH            Sole                      37,500
CMS ENERGY CORP.                COM     125896100     10,559    377,900  SH            Sole                     377,900
COCA COLA CO COM                COM     191216100      1,013     25,040  SH            Sole                      25,040
CROSSTEX ENERGY, INC.           COM     22765y104      2,469    128,200  SH            Sole                     128,200
CUMMINS, INC.                   COM     231021106      2,316     20,000  SH            Sole                      20,000
D R HORTON INC.                 COM     23331a109      3,647    150,100  SH            Sole                     150,100
DECKERS OUTDOOR CORP.           COM     243537107        390      7,000  SH            Sole                       7,000
DELPHI AUTOMOTIVE PLC           COM     g27823106        710     16,000  SH            Sole                      16,000
DISCOVERY COMMUNICATIONS        COM     25470f104      1,756     22,300  SH            Sole                      22,300
DUPONT EI DE NEMOURS            COM     263534109      3,402     69,200  SH            Sole                      69,200
EAGLE MATERIALS INC.            COM     26969p108      3,485     52,300  SH            Sole                      52,300
EATON CORP PLC                  COM     g29183103      8,137    132,850  SH            Sole                     132,850
ENBRIDGE INC.                   COM     29250n105     12,242    263,045  SH            Sole                     263,045
ESTEE LAUDER COMPANIES          COM     518439104      3,944     61,600  SH            Sole                      61,600
FACEBOOK INC                    COM     30303m102      1,576     61,600  SH            Sole                      61,600
FORTUNE BRANDS HOME & SECURITY  COM     34964c106      8,918    238,250  SH            Sole                     238,250
GENERAL ELECTRIC CO.            COM     369604103      3,261    141,050  SH            Sole                     141,050
GOLDMAN SACHS GROUP, INC.       COM     38141g104      1,678     11,400  SH            Sole                      11,400
HARLEY-DAVIDSON, INC.           COM     412822108      1,303     24,450  SH            Sole                      24,450
HERSHEY FOODS CORP.             COM     427866108      1,541     17,600  SH            Sole                      17,600
HERTZ GLOBAL HOLDINGS INC.      COM     42805t105      4,857    218,200  SH            Sole                     218,200
HOME DEPOT INC.                 COM     437076102      9,109    130,535  SH            Sole                     130,535
HONDA MOTOR CO                  COM     438128308      3,344     87,400  SH            Sole                      87,400
ISHARES MSCI MEXICO             COM     464286822      6,870     92,100  SH            Sole                      92,100
ISHARES MSCI THAILAND           COM     464286624      2,150     23,600  SH            Sole                      23,600
JACOBS ENGINEERING GROUP INC    COM     469814107      3,892     69,200  SH            Sole                      69,200
KANSAS CITY SOUTHERN            COM     485170302      2,229     20,100  SH            Sole                      20,100
KINDER MORGAN, INC.             COM     49456b101     11,655    301,325  SH            Sole                     301,325
KKR & CO, LP                    COM     48248m102      1,785     92,400  SH            Sole                      92,400
LENNAR CORP.                    COM     526057104      8,584    206,950  SH            Sole                     206,950
LIONS GATE ENTERTAINMENT        COM     535919203      3,672    154,500  SH            Sole                     154,500
LOUISIANA-PACIFIC CORP.         COM     546347105      2,698    124,900  SH            Sole                     124,900
LOWES COMPANIES, INC.           COM     548661107      5,134    135,400  SH            Sole                     135,400
LUMBER LIQUIDATORS              COM     55003t107      2,725     38,800  SH            Sole                      38,800
LYONDELLBASELL-CL A             COM     n53745100      1,354     21,400  SH            Sole                      21,400
MASCO CORP.                     COM     574599106      3,635    179,500  SH            Sole                     179,500
MDC HOLDINGS, INC.              COM     552676108      4,237    115,600  SH            Sole                     115,600
MERITAGE HOMES CORP.            COM     59001a102      4,906    104,700  SH            Sole                     104,700
MGIC INVESTMENT CORP            COM     552848103      4,358    880,400  SH            Sole                     880,400
MKT VECT-VIETNAM ETF            COM     57060u761      1,708     83,700  SH            Sole                      83,700
MOHAWK INDUSTRIES               COM     608190104      6,584     58,200  SH            Sole                      58,200
NATIONAL GRID PLC-ADR           COM     636274300      1,413     24,350  SH            Sole                      24,350
NOMURA HOLDINGS ADR             COM     65535h208      3,920    635,275  SH            Sole                     635,275
ON SEMICONDUCTOR CORP.          COM     682189105      3,316    400,700  SH            Sole                     400,700
PANERA BREAD CO.                COM     69840w108        661      4,000  SH            Sole                       4,000
PLAINS ALL AMER PIPELINE L.P.   COM     726503105      9,873    174,800  SH            Sole                     174,800
PPG INDUSTRIES, INC.            COM     693506107      7,314     54,610  SH            Sole                      54,610
PRIMORIS SERVICES CORP.         COM     74164f103        281     12,700  SH            Sole                      12,700
PULTE CORP.                     COM     745867101      9,182    453,650  SH            Sole                     453,650
QUALCOMM INC.                   COM     747525103      3,312     49,475  SH            Sole                      49,475
QUANTA SERVICES INC.            COM     74762e102      5,297    185,325  SH            Sole                     185,325
RADIAN GROUP, INC.              COM     750236101      2,901    270,900  SH            Sole                     270,900
RYLAND GROUP                    COM     783764103      9,756    234,400  SH            Sole                     234,400
SHERWIN-WILLIAMS CO.            COM     824348106      9,308     55,115  SH            Sole                      55,115
SIRIUS SATELLITE RADIO          COM     82967n108      2,288    743,000  SH            Sole                     743,000
SMITH (A.O.) CORP.              COM     831865209        390      5,300  SH            Sole                       5,300
SPIRIT AEROSYSTEMS HOLDINGS     COM     848574109      3,692    194,400  SH            Sole                     194,400
STANDARD PACIFIC                COM     85375c101      4,558    527,500  SH            Sole                     527,500
STARWOOD PROPERTY TR, INC.      COM     85571b105      1,477     53,200  SH            Sole                      53,200
TAIWAN SEMICONDUCTOR            COM     874039100      4,300    250,150  SH            Sole                     250,150
TOLL BROTHERS INC.              COM     889478103      6,321    184,600  SH            Sole                     184,600
TOYOTA MOTOR CORP.              COM     892331307      5,060     49,300  SH            Sole                      49,300
UNITED HEALTHCARE CORP          COM     91324p102      1,076     18,805  SH            Sole                      18,805
URBAN OUTFITTERS, INC.          COM     917047102      3,432     88,600  SH            Sole                      88,600
WALT DISNEY                     COM     254687106      1,514     26,650  SH            Sole                      26,650
WESTLAKE CHEMICAL CORP.         COM     960413102        355      3,800  SH            Sole                       3,800
WILLBROS GROUP INC              COM     969203108        668     68,000  SH            Sole                      68,000
WISCONSIN ENERGY CORP.          COM     976657106        303      7,060  SH            Sole                       7,060
WISDOMTREE JAPAN HEDGED ETF     COM     97717w851      3,481     80,600  SH            Sole                      80,600
YAHOO! INC                      COM     984332106      2,466    104,800  SH            Sole                     104,800
AMED PUTS 6/22/2013 12          PUT     amed 1306        748      4,252  SH    PUT     Sole                       4,252
GRMN PUTS 4/20/2013 42          PUT     grmn 1304        639        882  SH    PUT     Sole                         882
EXP CALLS 7/20/2013 65.00       CALL    exp 13072        935      1,438  SH    CALL    Sole                       1,438
LEN CALLS 5/18/2013 40          CALL    len 13051        746      3,097  SH    CALL    Sole                       3,097
QCOM CALLS 4/20/2013 60         CALL    qcom 1304        577        825  SH    CALL    Sole                         825
TOL CALLS 6/22/2013 35          CALL    tol 13062        639      3,453  SH    CALL    Sole                       3,453




REPORT SUMMARY      86 DATA RECORDS       314,364   1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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